John Hancock
California Tax-Free Income Fund
Quarterly portfolio holdings 8/31/2020

Fund’s investments
As of 8-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.6%				$209,190,882
(Cost $195,293,921)
California 96.9%				203,479,048
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,189,960
Burbank Unified School District Convertible Capital Appreciation Election 2013, GO (0.000% to 8-1-23, then 4.500% thereafter)	0.000	08-01-37	1,770,000	1,896,714
California Community Housing Agency Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,119,760
California Community Housing Agency Serenity at Larkspur, Series A (A)	5.000	02-01-50	1,000,000	1,129,670
California Community Housing Agency Verdant at Green Valley Project, Series A (A)	5.000	08-01-49	1,000,000	1,123,760
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,570,000	1,571,492
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,569,705
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Series A	4.000	06-01-49	1,000,000	1,122,570
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Series B1	5.000	06-01-49	500,000	589,970
California Educational Facilities Authority Pepperdine University	5.000	10-01-49	1,500,000	1,788,030
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,096,730
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-40	430,000	449,698
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-50	350,000	362,460
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-55	240,000	247,402
California Health Facilities Financing Authority Children's Hospital, Series A	5.000	08-15-47	1,000,000	1,123,380
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	1,143,470
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,177,070
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,665,839
California Health Facilities Financing Authority Lucile Packard Children's Hospital, Series B	5.000	08-15-55	1,000,000	1,156,030
California Health Facilities Financing Authority Lucile Salter Packard Children's Hospital, Series A	5.000	08-15-43	1,000,000	1,113,910
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,000,000	1,161,080
California Health Facilities Financing Authority Sutter Health, Series A	5.000	08-15-43	1,000,000	1,157,190
California Housing Finance Series A	4.250	01-15-35	985,911	1,109,564
California Municipal Finance Authority Channing House Project, Series A (B)	4.000	05-15-40	1,500,000	1,654,335
California Municipal Finance Authority Collegiate Housing Foundation Davis-I, LLC, West Village Student Housing Project (B)	4.000	05-15-48	1,365,000	1,462,529
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,154,830
California Municipal Finance Authority LINXS APM Project, AMT	5.000	12-31-43	1,000,000	1,147,570
California Municipal Finance Authority Paradise Valley Estates Project, Series A (B)	5.000	01-01-49	1,500,000	1,758,675
2	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	$1,791,465
California Municipal Finance Authority Wineville School Project, Series A (B)	5.000	10-01-42	2,000,000	2,285,680
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	07-01-39	1,000,000	1,161,610
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	11-21-45	1,500,000	1,720,815
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,103,750
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	5,292,007
California Public Finance Authority Excelsior Charter Schools Project, Series A (A)	5.000	06-15-50	500,000	520,080
California Public Finance Authority Excelsior Charter Schools Project, Series A (A)	5.000	06-15-55	500,000	518,590
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	2,199,620
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-44	110,000	112,916
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	325,000	331,042
California School Finance Authority Aspire Public Schools (A)	5.000	08-01-46	1,275,000	1,414,817
California School Finance Authority Granada Hills Charter High School Obligated Group (A)	5.000	07-01-43	1,000,000	1,107,060
California School Finance Authority KIPP LA Project, Series A (A)	5.000	07-01-47	1,500,000	1,720,095
California State Public Works Board Various Capital Projects, Series A	5.000	04-01-37	1,000,000	1,066,200
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,898,925
California State University College and University Revenue, Series A	5.000	11-01-44	2,000,000	2,332,800
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	2,254,460
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,485,000	1,628,124
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	250,000	284,470
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	500,000	561,045
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000	09-02-44	1,000,000	1,055,140
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	2,000,000	2,219,620
California Statewide Communities Development Authority Redwoods Project (B)	5.375	11-15-44	1,500,000	1,680,555
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,509,200
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	3,000,000	3,011,040
City of Belmont Library Project, Series A (B)	5.750	08-01-24	825,000	937,786
City of Irvine Community Facilities District, No. 2013-3 Great Park	5.000	09-01-49	2,000,000	2,177,080
City of La Verne Brethren Hillcrest Homes	5.000	05-15-36	750,000	817,148
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	1,000,000	1,077,320
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	2,035,000	$2,040,108
City of Long Beach Harbor Revenue, Series A	5.000	05-15-49	2,000,000	2,458,220
City of Los Angeles Department of Airports Airport Revenue, Series C, AMT	5.000	05-15-35	1,000,000	1,259,350
City of Los Angeles Department of Airports Los Angeles International Airport, Series D, AMT	4.000	05-15-44	2,000,000	2,220,940
City of San Clemente Community Facilities District, No. 2006-1	5.000	09-01-46	1,980,000	2,179,010
City of San Francisco Public Utilities Commission Water Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,763,970
City of San Mateo Community Facilities District, No. 2008-1 Bay Meadows	5.500	09-01-44	2,000,000	2,107,360
College of the Sequoias Tulare Area Improvement District No. 3 Election of 2008, Series B, GO (B)(C)	2.558	08-01-40	2,890,000	1,734,578
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	5,000,000	5,560,000
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-40	5,000,000	5,815,297
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-45	3,250,000	3,753,945
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	1,785,000	1,810,990
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	1,610,000	1,654,887
Hastings Campus Housing Finance Authority California Campus Housing Revenue, Series A	5.000	07-01-45	1,000,000	1,033,620
Inland Valley Development Agency Series A	5.000	09-01-44	2,500,000	2,747,650
Los Angeles Community Facilities District Cascades Business Park	6.400	09-01-22	240,000	243,302
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A	4.000	06-01-35	250,000	307,433
Los Angeles County Public Works Financing Authority Series D	5.000	12-01-45	3,000,000	3,512,220
Los Angeles County Regional Financing Authority Montecedro, Inc. Project, Series A (B)	5.000	11-15-44	1,355,000	1,461,069
Los Angeles Department of Water Power Waterworks Revenue, Series A	5.000	07-01-50	1,000,000	1,294,560
Los Angeles Department of Water & Power Power Systems, Series D	5.000	07-01-44	1,000,000	1,149,570
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,500,000	1,773,060
Marin Healthcare District Election of 2013, GO	4.000	08-01-45	1,000,000	1,102,100
Metropolitan Water District of Southern California Series A	5.000	10-01-49	1,500,000	1,942,410
Morgan Hill Redevelopment Successor Agency Series A	5.000	09-01-33	1,750,000	1,968,225
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,500,000	2,383,605
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	3,000,000	3,475,590
Oakland Unified School District/Alameda County Series A, GO	5.000	08-01-40	1,500,000	1,738,530
Orange County Community Facilities District 2017-1 Esencia Village, Series A	5.000	08-15-47	2,000,000	2,305,700
Pacifica School District Series C, GO (B)(C)	1.001	08-01-26	1,000,000	941,970
4	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	$2,242,580
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	2,000,000	2,134,740
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	1,250,000	1,384,700
River Islands Public Financing Authority Lathrop Irrigation District Electric Revenue (B)	4.000	09-01-35	1,125,000	1,327,939
Riverside County Transportation Commission Senior Lien, Series A	5.750	06-01-48	1,000,000	1,088,300
Sacramento Municipal Utility District Electric Revenue, Series H	4.000	08-15-45	1,500,000	1,828,620
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-44	1,000,000	1,181,620
San Diego Public Facilities Financing Authority Series A	3.000	08-01-49	1,500,000	1,599,585
San Diego Public Facilities Financing Authority Series A	4.000	08-01-45	500,000	602,070
San Diego Unified School District Series I, GO (C)	3.551	07-01-39	1,250,000	641,813
San Francisco Bay Area Rapid Transit District Election 2016, Series C1, GO	3.000	08-01-50	1,500,000	1,595,445
San Francisco City & County Airport Commission International Airport Revenue, Second Series 2020-B	4.000	05-01-37	1,000,000	1,180,400
San Francisco City & County Airport Commission Series E, AMT	5.000	05-01-50	1,500,000	1,806,375
San Francisco City & County Airport Commission Special Facilities Lease, SFO Fuel Company LLC, Series A, AMT	5.000	01-01-47	2,000,000	2,401,740
San Francisco City & County Redevelopment Successor Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,265,275
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	1,000,000	1,119,690
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	2,500,000	2,765,675
San Mateo Joint Powers Financing Authority Capital Projects Program (B)	5.000	07-01-21	925,000	961,824
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (B)	6.250	07-01-24	4,115,000	4,692,540
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (B)	6.250	07-01-24	4,115,000	4,677,521
Santa Margarita Water District Community Facilities District, No. 2013-1	5.625	09-01-43	745,000	807,334
Santee School District Election of 2006, Series E, GO (B)(C)	2.901	05-01-51	1,530,000	628,585
South Orange County Public Financing Authority Series A	5.000	08-15-33	1,000,000	1,055,470
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	474,525
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,152,420
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	2,000,000	2,504,320
State of California Construction Bonds, GO	5.000	10-01-49	1,000,000	1,274,490
State of California Various Purpose, GO	3.000	03-01-50	1,500,000	1,604,265
State of California Various Purpose, GO	5.000	04-01-32	2,000,000	2,842,900
State of California Various Purpose-Bid Group B, GO	5.000	08-01-36	1,000,000	1,279,190
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Sweetwater Union High School District Ad Valorem Property Tax, GO	4.000	08-01-42	500,000	$542,060
Transbay Joint Powers Authority Tax Allocation, Series A	5.000	10-01-32	345,000	447,117
Turlock Irrigation District Electricity, Power & Light Revenues	5.000	01-01-41	1,000,000	1,282,000
University of California Series AZ	5.000	05-15-48	1,500,000	1,864,860
West Covina Community Development Commission Successor Agency Fashion Plaza	6.000	09-01-22	2,215,000	2,342,938
William S. Hart Union High School District Community Facilities District, No. 2015-1	5.000	09-01-47	1,000,000	1,105,000
Puerto Rico 2.7%				5,711,834
Puerto Rico Sales Tax Financing Corp. Series A-1 (C)	2.831	07-01-31	1,500,000	1,103,685
Puerto Rico Sales Tax Financing Corp. Series A-1	4.750	07-01-53	1,500,000	1,572,810
Puerto Rico Sales Tax Financing Corp. Series A-1 (C)	4.897	07-01-46	7,500,000	2,142,150
Puerto Rico Sales Tax Financing Corp. Series A-2	4.784	07-01-58	850,000	893,189

	Par value^	Value
Short-term investments 1.2%		$2,542,000
(Cost $2,542,000)
Repurchase agreement 1.2%		$2,542,000
Repurchase Agreement with State Street Corp. dated 8-31-20 at 0.000% to be repurchased at $2,542,000 on 9-1-20, collateralized by $2,392,900 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $2,592,861)	2,542,000	2,542,000
Total investments (Cost $197,835,921) 100.8%		$211,732,882
Other assets and liabilities, net (0.8%)		(1,647,326)
Total net assets 100.0%		$210,085,556

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

Insurance coverage	As a % of total investments
National Public Finance Guarantee Corp.	5.3
California Mortgage Insurance	3.1
Build America Mutual Assurance Company	1.8
Assured Guaranty Municipal Corp.	1.7
Ambac Financial Group, Inc.	0.4
TOTAL	12.3
The fund had the following sector composition as a percentage of net assets on 8-31-20:
General obligation bonds	9.4%
Revenue bonds	90.2%
Other revenue	16.2%
6	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Health care	14.3%
Facilities	13.4%
Tobacco	11.2%
Education	7.8%
Transportation	7.2%
Airport	5.4%
Development	4.9%
Housing	4.0%
Utilities	3.4%
Water and sewer	1.9%
Pollution	0.5%
Short-term investments and other	0.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2020, all investments are categorized as Level 2 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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